                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                           New York, NY 10281-1008
Carl Algermissen
Vice President &
Associate Counsel

March 1, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:   Oppenheimer Quest for Value Funds (the "Registrant") with respect to its series:  Oppenheimer Quest Opportunity Value Fund,
      Reg. No. 33-15489; File No. 811-5225

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended
(the "Securities Act"), I hereby represent that the form of Prospectus and
Statement of Additional Information that would have been filed pursuant to
Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 59 to the Registrant's Registration
Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 23, 2007.

                                    Sincerely,

                                    /s/ Carl Algermissen
                                    ------------------------------------
                                    Carl Algermissen
                                    Vice President and Associate Counsel
                                    303-768-2486
                                    calgermissen@oppenheimerfunds.com

cc:  Ron Feiman, Mayer, Brown, Rowe & Maw LLP
     Gloria LaFond
     Nancy S. Vann